EARNINGS (LOSS) PER SHARE - Disclosure of earnings (loss) per share (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Net income (loss) attributable to common shareholders - basic and diluted	$ 36,472	$ (23,524)
Weighted-average number of common shares	283,593	250,529
Effect of dilutive securities:
Stock options	3,911	0
Weighted-average number of diluted common shares	287,504	250,529
Income (loss) per common share
Basic earnings per share	$ 0.13	$ (0.09)
Diluted earnings per share	$ 0.13	$ (0.09)